Commitments - Schedule of Future Aggregate Minimum Lease Payments Under Non Cancellable Operating Leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Commitments - Schedule of Future Aggregate Minimum Lease Payments Under Non Cancellable Operating Leases (Details) [Line Items]
Total	¥ 154,776	¥ 100,990
Less than 1 year [Member]
Commitments - Schedule of Future Aggregate Minimum Lease Payments Under Non Cancellable Operating Leases (Details) [Line Items]
Total	31,996	34,148
1 to 2 years [Member]
Commitments - Schedule of Future Aggregate Minimum Lease Payments Under Non Cancellable Operating Leases (Details) [Line Items]
Total	28,485	19,799
2 to 5 years [Member]
Commitments - Schedule of Future Aggregate Minimum Lease Payments Under Non Cancellable Operating Leases (Details) [Line Items]
Total	72,990	38,683
More than 5 years [Member]
Commitments - Schedule of Future Aggregate Minimum Lease Payments Under Non Cancellable Operating Leases (Details) [Line Items]
Total	¥ 21,305	¥ 8,360